Cash distributions and earnings per unit (Tables)	6 Months Ended
Jun. 30, 2023
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit - Schedule of Incentive Distributions Made To General Partners Or Unitholders By Distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted

	Three Month Period Ended	Three Month Period Ended	Six Month Period Ended	Six Month Period Ended

	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Net income	$112,308	$118,160	$211,473	$203,825
Income attributable to:
Common unitholders	$110,062	$115,797	$207,245	$199,749
Weighted average units outstanding basic
Common unitholders	30,183,387	30,154,171	30,183,387	30,154,171
Earnings per unit basic:
Common unitholders	$3.65	$3.84	$6.87	$6.62
Weighted average units outstanding diluted
Common unitholders	30,184,388	30,197,087	30,184,388	30,197,087
Earnings per unit diluted:
Common unitholders	$3.65	$3.83	$6.87	$6.61
Earnings per unit distributed basic:
Common unitholders	$0.05	$0.05	$0.10	$0.10
Earnings per unit distributed diluted:
Common unitholders	$0.05	$0.05	$0.10	$0.10